Restricted Cash	12 Months Ended
Dec. 31, 2013
Restricted Cash [Abstract]
Restricted Cash
Restricted Cash

The components of the Company's restricted cash at December 31, 2013 and 2012 were as follows:

	2013	2012
Defeasance of unsecured notes to be issued (see Note 14)	$56.0	$60.5
Less: short-term restricted cash	(4.5)	(14.8)
Long-term restricted cash	$51.5	$45.7